Earnings per share (Tables)	9 Months Ended
Sep. 30, 2021
Summary of Weighted average number of common shares outstanding
	Three months		Nine months
	ended September 30,		ended September 30,
	2021	2020	2021	2020
Issued common shares at beginning of period	83,730,875	72,718,706	77,961,151	71,218,706
Effect of shares issued	20,707	1,980,091	3,130,375	1,464,118
Weighted average number of common shares outstanding – basic	83,751,582	74,698,797	81,091,526	72,682,824

Weighted average number of shares outstanding – diluted	83,751,582	74,698,797	81,091,526	72,682,824